Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Eaton Vance Series Fund, Inc
Central Index Key	dei_EntityCentralIndexKey	0001552324
Document Creation Date	dei_DocumentCreationDate	Sep. 03, 2015
Document Effective Date	dei_DocumentEffectiveDate	Sep. 03, 2015
Prospectus Date	rr_ProspectusDate	Sep. 03, 2015